Related Parties Related Party Debt - Viral Gene (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Liminatus Pharma, LLC
Related Party Transactions
Due from related party, current			$ 126,000
Related party | Viral Gene
Related Party Transactions
Due from related party, current	$ 126,275	$ 126,275
Related party | Viral Gene | Liminatus Pharma, LLC
Related Party Transactions
Due from related party, current		$ 100,000	$ 100,000